Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Schedule of estimated useful lives of assets included in property, plant and equipment

Plant and building	10 -24 years
Land-use rights	Term of leases, ranging from 28 to 49 years
Machinery and equipment	8 to 10 years
Motor vehicles	4 to 5 years
Office equipment and furniture	3 to 5 years
Leasehold improvement	Lesser of useful lives and term of lease

Schedule of the Company's property, plant and equipment at Tangshan Yian are measured at fair value on a nonrecurring basis

		Fair Value Measurement Using
		Quoted Prices in	Significant	Significant
	Year	Active Markets for	Other Observable	unobservable
	Ended	Identical Assets	Inputs	Inputs	Total
Description	31/12/2012	(Level 1)	(Level 2)	(Level 3)	Losses
Land use right		$1,226,376			—
Plant and Building		1,356,894			827,459
Machinery and equipment			340,048		693,019